Condensed Consolidated Interim Income Statement (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 27, 2025	Jun. 28, 2024
Profit or loss [abstract]
Revenue	€ 10,274	€ 9,828
Cost of sales	(6,637)	(6,332)
Gross profit	3,637	3,496
Selling and distribution expenses	(1,629)	(1,610)
Administrative expenses	(674)	(744)
Other income	30	0
Operating profit	1,364	1,142
Finance income	34	42
Finance costs	(132)	(129)
Total finance costs, net	(98)	(87)
Non-operating items	(6)	(10)
Profit before taxes	1,260	1,045
Taxes	(323)	(234)
Profit after taxes	937	811
Profit attributable to shareholders	913	797
Profit attributable to non-controlling interests	€ 24	€ 14
Basic earnings per share (in EUR per share)	€ 1.99	€ 1.73
Diluted earnings per share (in EUR per share)	€ 1.99	€ 1.73